INTANGIBLE ASSETS AND GOODWILL (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 513
2027	513
2028	297
2029	202
2030	202
Thereafter	618
Total	$ 2,345	$ 5,365